TAXES ON INCOME (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Income before taxes, as reported in the consolidated statements of income	$ 16,554		$ 15,063	$ 9,273
Statutory tax rate	25.00%		24.00%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	4,139		3,615	2,318
Tax adjustment in respect of different tax rates	444		866	525
Deferred taxes on losses for which full valuation allowance was provided in the past	651		(37)	(1,663)
Changes in valuation allowance	(2,003)		(4,429)	(2,676)
Tax benefits in respect of prior years, net	(1,126)		(73)	318
Nondeductible expenses	20	[1]	40	181
Uncertain tax position and other differences	(2,031)	[2]	(185)	895
Income tax (tax benefit)	$ 94		$ (203)	$ (102)

[1]	In 2012, the Company reversed its writeoff of tax prepayment advances from prior years since the Company believes the utilization of the prepayments is more-likely-than not in the near future.
[2]	This amount is mainly comprised of tax provisions reversal due to statute of limitation of prior years' tax assessments amounting to $1,270.